Convertible bonds - Schedule of the Inputs Used for the Valuation of the Convertible Bonds (Details) - Convertible bonds [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Expected volatility	71.75%	70.36%
Risk–free interest rate	4.19%	5.08%
Bond Maturity	0.76	0.51
Weighted average share price (in Dollars per share)	$ 2	$ 1.52
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Expected volatility	73.64%	78.64%
Risk–free interest rate	4.20%	5.49%
Bond Maturity	0.98	0.94
Weighted average share price (in Dollars per share)	$ 2	$ 6.63